Cover	Jul. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2026
Entity File Number	001-41265
Entity Registrant Name	JUPITER NEUROSCIENCES, INC.
Entity Central Index Key	0001679628
Entity Tax Identification Number	47-4828381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11621 Kew Gardens Avenue
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	(561)
Local Phone Number	406-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JUNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false